UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03534

Name of Fund: Merrill Lynch U.S.A. Government Reserves

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch
U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 02/29/2008

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

February 29, 2008

Merrill Lynch U.S.A. Government Reserves

2 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter 2008 with no relief. January and February proved to be trying months for equities, but strong ones for some areas of the bond market, as fears of an economic recession swelled. The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. Responding to a slowing economy and continued fallout from chaos in the credit markets, the Fed cut interest rates 75 basis points in a rare unscheduled session on January 22, and followed with a 50-basis-point cut at its regular meeting on January 30. Another 75-basis-point cut on March 18 brought the target rate to 2.25% .

Reverberations from the U.S. subprime mortgage collapse, and the associated liquidity and credit crisis, continue to permeate global financial markets. The S&P 500 Index of U.S. stocks was down in February, marking the fourth consecutive month of negative returns. International markets, while not unscathed, generally have outperformed their U.S. counterparts so far in 2008. Emerging markets, benefiting from stronger economic growth rates, have done particularly well.

In fixed income markets, fears related to the economic slowdown and related credit crisis have led to a prolonged flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.53% by the end of February, while prices correspondingly rose. After setting a new-issuance record in 2007, supply in the municipal bond market has been on the decline for four consecutive months (measured year over year). The market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. By period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Against this backdrop, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of February 29, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	– 8.79%	– 3.60%

Small cap U.S. equities (Russell 2000 Index)	–12.91	–12.44

International equities (MSCI Europe, Australasia, Far East Index)	– 4.71	+ 0.84

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+ 5.67	+ 7.30

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	– 0.60	– 1.17

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	– 1.39	– 3.08

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-

sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions; and (b) operating expenses including advisory fees, shareholder servicing fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on September 1, 2007 and held through
February 29, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2007 February 29, 2008		During the Period*	September 1, 2007 February 29, 2008		During the Period*

Merrill Lynch U.S.A. Government Reserves	$1,000	$1,017.20	$4.45	$1,000	$1,020.39	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Portfolio Composition as a Percent of Net Assets

	As of

	2/29/08	8/31/07

Repurchase Agreements	99.9%	99.3%
Other Assets Less Liabilities	0.1	0.7

Total	100.0%	100.0%

Current Seven-Day Yield

As of February 29, 2008	2.34%

4 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

Schedule of Investments as of February 29, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Repurchase Agreements — 99.9%
Banc of America Securities LLC, purchased on
2/27/2008 to yield 2.50% to 3/05/2008,
repurchase price of $15,007,292, collateralized
by GNMA, 5.50% due 1/20/2038	$15,000 $	15,000,000

Citigroup Global Markets Inc., purchased on
2/27/2008 to yield 2.95% to 3/05/2008,
repurchase price of $20,011,472, collateralized
by GNMA, 6.50% due 2/20/2038	20,000	20,000,000

Credit Suisse Securities (USA) LLC, purchased on
1/02/2008 to yield 4.10% to 4/01/2008, repurchase
price of $25,256,250, collateralized by GNMA, 5%
to 6% due 11/15/2031 to 7/15/2035	25,000	25,000,000

Goldman, Sachs & Co., purchased on 1/16/2008
to yield 3.70% to 4/16/2008, repurchase price of
$15,140,292, collateralized by GNMA, 4.50% to 9%
due 5/15/2011 to 12/15/2037	15,000	15,000,000

	Par
Issue	(000)	Value

Repurchase Agreements (concluded)
Greenwich Capital Markets, Inc., purchased on
2/27/2008 to yield 2.90% to 3/05/2008, repurchase
price of $15,008,458, collateralized by GNMA, 4.50%
to 9% due 2/15/2016 to 2/15/2038	$15,000	$ 15,000,000

HSBC Securities (USA) Inc., purchased on 2/29/2008
to yield 1.85% to 3/03/2008, repurchase price of
$11,481,770, collateralized by U.S. Treasury Note,
4.625% due 8/31/2011	11,480	11,480,000

J Morgan Securities Inc., purchased on 2/26/2008
to yield 2.85% to 3/04/2008, repurchase price of
$34,018,842, collateralized by GNMA, 4.50% to
8.50% due 6/15/2008 to 2/15/2038	34,000	34,000,000

UBS Securities LLC, purchased on 1/16/2008 to
yield 3.60% to 3/17/2008, repurchase price of
$15,091,500, collateralized by GNMA, 4% to 12.50%
due 6/15/2008 to 2/20/2038	15,000	15,000,000

Total Investments (Cost — $150,480,000*) — 99.9%		150,480,000
Other Assets Less Liabilities — 0.1%		192,280

Net Assets — 100.0%		$150,672,280

* Cost for federal income tax purposes

See Notes to Financial Statements.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

5

Statement of Assets and Liabilities

As of February 29, 2008 (Unaudited)

Assets

Investments at value — unaffiliated
(identified cost — $150,480,000)	$ 150,480,000
Cash	417
Beneficial interest sold receivable	2,374,616
Interest receivable	354,003
Prepaid expenses and other assets	44,728

Total assets	153,253,764

Liabilities

Beneficial interest redeemed payable	2,457,610
Investment advisory fees payable	58,246
Distribution fees payable	22,410
Other affiliates payable	43,218

Total liabilities	2,581,484

Net Assets

Net Assets	$ 150,672,280

Net Assets Consist of

Par value, $.10 per share, unlimited number of shares
authorized (150,672,217 shares issued and outstanding)	$ 15,067,222
Paid-in capital in excess of par	135,604,995
Undistributed net investment income	1,204
Accumulated net realized losses	(1,141)

Net Assets, $1.00 net asset value per share of
beneficial interest	$ 150,672,280

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended February 29, 2008 (Unaudited)

Investment Income

Interest	$ 2,836,077

Expenses

Investment advisory	301,269
Transfer agent	88,664
Distribution	77,988
Registration	30,552
Professional fees	25,517
Accounting services	24,377
Printing	18,675
Trustees	9,682
Custodian	7,724
Miscellaneous	9,961

Total expenses	594,409

Net Investment Income	$ 2,241,668

6 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 29, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	August 31, 2007

Operations

Net investment income	$ 2,241,668	$ 5,757,686
Net realized gain	—	63
Net change in unrealized appreciation	—	7,033

Net increase in net assets resulting from operations	2,241,668	5,764,782

Dividends to Shareholders from

Net investment income	(2,241,668)	(5,757,686)

Beneficial Interest Transactions

Net proceeds from sale of shares	385,331,549	510,076,151
Reinvestment of dividends	2,241,668	5,757,733
Cost of shares redeemed	(359,375,303)	(535,857,861)

Net increase (decrease) in net assets derived from beneficial interest transactions	28,197,914	(20,023,977)

Net Assets

Total increase (decrease) in net assets	28,197,914	(20,016,881)
Beginning of period	122,474,366	142,491,247

End of period	$ 150,672,280	$ 122,474,366

End of period undistributed net investment income	$ 1,204	$ 1,204

See Notes to Financial Statements.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

7

Financial Highlights

For the Six
Months Ended
	February 29, 2008		For the Year Ended August 31,

	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	.0168	.0437	.0349	.0153	.0030	.0062
Net realized and unrealized gain (loss)	—	.0001	.0003	(.0001)	(.0008)	(.0004)

Net increase from investment operations	.0168	.0438	.0352	.0152	.0022	.0058

Dividends and distributions from:
Net investment income	(.0168)	(.0437)	(.0349)	(.0153)	(.0030)	(.0062)
Net realized gain	—	—[1]	—[1]	—[1]	—[1]	(.0001)

Total dividends and distributions	(.0168)	(.0437)	(.0349)	(.0153)	(.0030)	(.0063)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	1.72%[2]	4.42%	3.55%	1.54%	.30%	.63%

Ratios to Average Net Assets

Total expenses	.89%[3]	.93%	.92%	.94%	.89%	.82%

Net investment income	3.34%[3]	4.37%	3.57%	1.50%	.29%	.65%

Supplemental Data

Net assets, end of period (000)	$ 150,672	$ 122,474	$ 142,491	$ 106,745	$ 133,209	$ 187,648

[1]	Amount is less than $(.0001) per share.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

8 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Merrill Lynch U.S.A. Government Reserves (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a diversified, open-end management investment company. The
Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amorti-
zation of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The
Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective February 29, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., has evaluated the applica-
tion of FIN 48 to the Fund, and has determined that the adoption of FIN
48 does not have a material impact on the Fund’s financial statements.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remains open for the years ended August 31, 2004 through August 31, 2006. The statute of limita-
tions on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of
FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-
mined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Repurchase Agreements: The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agree-
ments, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared daily and reinvested daily (net of non-resid-
dential alien tax and back-up withholding tax withheld) in additional shares at net asset value. Distributions of capital gains, if any, on invest-
ments are paid at least annually.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the
Advisor to provide investment advisory and administration services. The
Fund has also entered into separate Distribution Agreements and a
Shareholder Servicing Plan and Agreement with FAM Distributors, Inc.
(“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (col-
lectively, the “Distributor”). FAMD is a wholly owned subsidiary of Merrill
Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch
& Co., Inc.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

9

Notes to Financial Statements (concluded)

(“Merrill Lynch”) and The PNC Financial Services Group, Inc., are
principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities and equipment to pro-
vide such services to the Fund. The Advisor also performs certain admin-
istrative services necessary for the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of
0.45% of the average daily value of the Fund’s net assets.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Institutional Management Corporation (“BIMC”),
an affiliate of the Advisor, under which the Advisor pays BIMC, for servic-
es it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor Shareholder Servicing Plan and Agreement.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of 0.125% of the Fund’s average daily net assets. This fee is used to help defray the expenses associated with account maintenance and sales and promotional activities with respect to shares of the Fund.

For the six months ended February 29, 2008, the Fund reimbursed the
Advisor $990, for certain accounting services, which are included in accounting services expenses in the Statement of Operations.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch and an affiliate of the Advisor, serves as transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, value of shares issued in reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

As of August 31, 2007, the Fund had capital loss carryforwards of
$1,141, of which $945 expires in 2014 and $196 expires in 2015.
This amount will be available to offset future realized capital gains.

Officers and Trustees

David O. Beim, Trustee
Richard S. Davis, Trustee
Ronald W. Forbes, Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Rodney D. Johnson, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph . Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

10 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securi-
ties and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
SEC’s website at http://www.sec.gov. and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Informa-
tion on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FEBRUARY 29, 2008

11

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the
Fund’s current prospectus. An investment in the Fund is not
insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the
Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Total return information assumes reinvestment of all distributions.
Past performance results shown in this report should not be
considered a representation of future performance. For current month-end performance information, call (800) 882-0052. The
Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

Merrill Lynch U.S.A. Government Reserves
100 Bellevue Parkway
Wilmington, DE 19809

#10087-2/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S.A. Government Reserves

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Merrill Lynch U.S.A. Government Reserves

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch U.S.A. Government Reserves

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch U.S.A. Government Reserves

Date: April 23, 2008